Related Party Transactions (Details) ¥ in Millions		12 Months Ended
	May 06, 2021	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Jan. 13, 2022
Related Party Transactions [Abstract]
Related party description	As disclosed in Note 12, on May 6, 2021, the Company entered into a real estate property purchase agreement with a related party, Jiangxi Yueshang, to purchase certain residential apartment and commercial office space totaling 2,749.30 square meters with total purchase price of RMB32 million (approximately $4.5 million).
Prepayment amount		$ (2,249,248)	¥ 16
Equity interest ownership percentage				5.00%